Employee Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefits
Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to the plan are recorded as an expense in the selling, general and administrative line in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2017, December 31, 2016 and December 31, 2015 were $20,355,000, $20,952,000 and $20,439,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 50% of each participant's contributions; each participant can contribute up to 6% of their annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2017, December 31, 2016 and December 31, 2015 were $14,946,000, $15,223,000 and $12,802,000 respectively.

One of the Company's subsidiaries, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2017, December 31, 2016 and December 31, 2015, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2017	December 31, 2016
	(in thousands)
Projected benefit obligation	$(37,759)	$(32,906)
Fair value of plan assets	32,423	24,876
Funded status	$(5,336)	$(8,030)
Non-current other liabilities (note 8)	$(5,336)	$(8,030)

Change in benefit obligation	December 31, 2017	December 31, 2016
	(in thousands)
Benefit obligation at beginning of year	$32,906	$27,369
Service cost	112	75
Interest cost	929	1,017
Plan participants' contributions	22	22
Expenses	(8)	8
Benefits paid	(68)	(104)
Actuarial loss	658	10,057
Foreign currency exchange rate changes	3,208	(5,538)
Benefit obligation at end of year	$37,759	$32,906

Change in plan assets	December 31, 2017	December 31, 2016
	(in thousands)
Fair value of plan assets at beginning of year	$24,876	$23,367
Actual return on plan assets	979	5,861
Employer contributions	4,008	108
Plan participants' contributions	22	22
Benefits paid	(68)	(104)
Foreign currency exchange rate changes	2,606	(4,378)
Fair value of plan assets at end of year	$32,423	$24,876

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Service cost	$112	$75	$78
Interest cost	929	1,017	1,140
Expected return on plan assets	(586)	(646)	(661)
Amortization of net loss	250	—	224
Expenses	(8)	8	—
Net periodic benefit cost	$697	$454	$781

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

	December 31, 2017	December 31, 2016	December 31, 2015
Discount rate	2.7%	4.0%	3.6%
Rate of compensation increase	3.9%	3.7%	3.6%
Expected rate of return on plan assets	2.1%	3.0%	2.7%

Other comprehensive income	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Actuarial loss/(gain) - benefit obligation	$658	$10,057	$(3,992)
Actuarial (gain)/loss – plan assets	(393)	(5,215)	384
Actuarial gain recognized in net periodic benefit cost	(250)	—	(224)
Total	$15	$4,842	$(3,832)

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $0.3 million and $Nil respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Net actuarial loss	$7,138	$7,123	$2,281
Total	$7,138	$7,123	$2,281

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Discount rate	2.5%	2.7%
Rate of compensation increase	3.7%	3.9%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the Balance Sheet date. This is represented by the iboxx corporate bond over 15 year index plus 10 basis points.

Plan Assets

The assets of the scheme are invested with Legal and General and held in a combination of the Active Corporate Bond over 10 Year fund, Gilt and Index Linked Gilt funds. The overall investment strategy is that approximately 75% of investments are in government bonds (both fixed interest and index linked), approximately 25% of investments are held in corporate bonds. There is no self-investment in employer related assets. The expected long-term rate of return on assets at December 31, 2017 of 2.0% was calculated as the value of the fund after application of a market value reduction factor. The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds	2.5%
Gilts	1.8%
Cash	2.5%

The long-term expected return on corporate bonds and gilts (fixed interest and index linked) is determined by reference to bond yields and gilt yields at the Balance Sheet date.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2017	December 31, 2016
Corporate Bonds	22%	25%
Gilts	65%	75%
Cash	13%	—%
	100%	100%

Applying the above expected long term rates of return to the asset distribution at December 31, 2017, gives rise to an expected overall rate of return of scheme assets of approximately 2.0% per annum.

Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2017	December 31, 2016
Cash	$4,086	$16
Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	7,188	6,095
Legal and General Gilt Funds	7,611	6,725
Legal and General Index Linked Gilt Funds	13,539	12,040
	$32,424	$24,876

Cash Flows

The Company expects to contribute $0.1 million to the pension fund in the year ending December 31, 2018.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2018	336
2019	312
2020	330
2021	405
2022	436
Years 2023 - 2027	$3,297

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount based on recent average withdrawal experience. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.
On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions ("Aptiv"). The acquisition of Aptiv was accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2017 and December 31, 2016 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement.

Funded status	December 31, 2017	December 31, 2016
	(in thousands)
Projected benefit obligation	$(5,927)	$(6,928)
Fair value of plan assets	5,202	6,006
Funded status	$(725)	$(922)
Non-current other liabilities (note 8)	$(725)	$(922)

Change in benefit obligation	December 31, 2017	December 31, 2016
	(in thousands)
Benefit obligation at beginning of year	$6,928	$8,537
Service cost	243	352
Interest cost	54	82
Plan participants' contributions	120	150
Settlement	(1,019)	(909)
Prior service cost	—	(88)
Transferred (benefits paid)/balances	(76)	53
Actuarial gain	(626)	(1,157)
Foreign currency exchange rate changes	303	(92)
Benefit obligation at end of year	$5,927	$6,928

Change in plan assets	December 31,	December 31,
	2017	2016
	(in thousands)
Fair value of plan assets at beginning of year	$6,006	$5,350
Expected return on plan assets	47	48
Actual return on plan assets	(296)	1,233
Scheme contributions	157	195
Plan participants' contributions	120	150
Transferred (benefits paid)/balances	(76)	53
Settlement	(1,019)	(909)
Foreign currency exchange rate changes	263	(114)
Fair value of plan assets at end of year	$5,202	$6,006

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Service cost	$243	$352	$402
Interest cost	54	82	159
Expected return on plan assets	(47)	(48)	(119)
Amortization of net (gain)/loss	(43)	22	—
Amortization of prior service credit	(8)	(8)	—
Settlement	(214)	(136)	—
Curtailment	—	—	18
Net periodic benefit cost	$(15)	$264	$460

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

	December 31, 2017	December 31, 2016	December 31, 2015
Discount rate	0.75%	0.95%	1.35%
Rate of compensation increase	2.0%	2.0%	2.00%
Expected rate of return on plan assets	0.75%	0.95%	1.35%

Other comprehensive income	December 31, 2017	December 31, 2016	December 31, 2015
Actuarial (gain)/loss - benefit obligation	$(626)	$(1,157)	$81
Actuarial loss/(gain) – plan assets	296	(1,233)	1,075
Prior service credit/(cost) recognized in net periodic benefit cost	215	136	(17)
Actuarial gain/(loss) recognized in net periodic benefit cost	43	(22)	—
Amortization of net prior service credit	8	8	—
Net prior service credit occurring during the year	(1)	(89)	—
Total	$(65)	$(2,357)	$1,139

The estimated net gain and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $69,000 and $8,000 respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Net actuarial (gain)/loss	$(1,283)	$(1,218)	$1,139
Total	$(1,283)	$(1,218)	$1,139

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Discount rate	0.80%	0.75%
Rate of compensation increase	2.0%	2.0%

The discount rate is determined by reference to Swiss corporate bond yields at the Balance Sheet date.

Plan Assets

The pension plan is an insured arrangement with Swiss Life. The assets are an insurance contract whose value depends on the amount saved by employees and the interest granted by Swiss Life. The value of assets does not depend on the performance of any underlying assets. There is no self-investment in employer related assets.

Cash Flows

The Company expects to contribute $0.1 million to its pension fund in the year ending December 31, 2018.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2018	286
2019	224
2020	204
2021	201
2022	197
Years 2023 - 2027	$878

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount based on recent average withdrawal experience. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.